PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                              THE STRONG CORE FUNDS
                                 INVESTOR CLASS

                              STRONG BALANCED FUND
                           STRONG BALANCED ASSET FUND
                          STRONG GROWTH AND INCOME FUND
                              STRONG INDEX 500 FUND
                           STRONG LARGE CAP CORE FUND
                             STRONG OPPORTUNITY FUND

                 Supplement to the Prospectus dated May 1, 2002

STRONG BALANCED ASSET FUND
On February 28, 2003, shareholders of the Strong Balanced Asset Fund approved the reorganization of the Strong Balanced Asset Fund into the Strong Balanced Fund, which is expected to occur at the end of March 2003. After the close of the market on March 27, 2003, the Fund will no longer accept additional investments by current shareholders, except for reinvested dividends.

ALL FUNDS
The Best and Worst Quarterly Performance table, footnote 1 to the Average Annual Total Returns table, and the "Distribution Policy" paragraph on pages 10, 13, and 41, respectively, of the Prospectus are deleted and replaced with the following:

         BEST AND WORST QUARTERLY PERFORMANCE
         (DURING THE PERIODS SHOWN ABOVE)

        FUND NAME                             BEST QUARTER RETURN                 WORST QUARTER RETURN
        ------------------------------------- ----------------------------------- ------------------------
        Balanced Asset                         11.8% (4th Q 1998)                  -11.5% (3rd Q 1998)
        Index 500                              21.2% (4th Q 1998)                  -14.8% (3rd Q 2001)
        Large Cap Core                         19.6% (4th Q 1999)                  -19.3% (3rd Q 2001)

         AVERAGE ANNUAL TOTAL RETURNS

         (1) THE BALANCED FUND, THE BALANCED ASSET FUND, THE GROWTH AND INCOME FUND, THE INDEX 500 FUND, THE LARGE CAP CORE FUND, AND THE OPPORTUNITY FUND COMMENCED OPERATIONS ON DECEMBER 30, 1981, DECEMBER 31, 1997,DECEMBER 29, 1995, MAY 1, 1997, JUNE 30, 1998, AND DECEMBER 31,
         1985, RESPECTIVELY.

         DISTRIBUTION POLICY
         To the extent they are available, the INDEX 500 FUND, LARGE CAP CORE FUND, and OPPORTUNITY FUND generally pay you dividends from net investment income and distribute any net capital gains that the Fund realizes annually. To the extent they are available, the BALANCED FUND, BALANCED ASSET FUND, and GROWTH AND INCOME FUND generally pay you dividends from net investment income quarterly and distribute any net capital gains that the Fund realizes annually. There is no fixed dividend rate, and there can be no assurance that a Fund will pay any dividends or realize any capital gains.

STRONG BALANCED FUND
Effective July 23, 2002, Mr. Bradley D. Doyle is the sole portfolio manager of the bond and cash portions of the Balanced Fund. His biography can be found on page 18 of the Prospectus. Mr. Rimas M. Milaitis remains the sole portfolio manager of the equity portion of the Balanced Fund. His biography can be found on pages 18 and 19 of the Prospectus.

   IF YOU HAVE ANY QUESTIONS,  PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-3863,
                   24 HOURS A DAY, 7 DAYS A WEEK.

             The date of this Prospectus Supplement is March 5, 2002.